Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2023	Dec. 31, 2022
Class A Ordinary Shares
Ordinary share, par value (in Dollars per share)	[1],[2]	$ 0.03	$ 0.03
Ordinary share, shares authorized	[1],[2]	11,112,474	11,112,474
Ordinary share, shares issued	[1],[2]	4,989,746	4,725,019
Ordinary share, shares outstanding	[1],[2]	4,726,424	4,700,852
Class B Ordinary Shares
Ordinary share, par value (in Dollars per share)	[1]	$ 0.03	$ 0.03
Ordinary share, shares authorized	[1]	1,554,192	1,554,192
Ordinary share, shares issued	[1]	1,554,192	1,554,192
Ordinary share, shares outstanding	[1]	1,554,192	1,554,192

[1]	Retrospectively adjusted for the effect of the Reverse Stock Split effected on November 20, 2022. See Note 12.
[2]	As of December 31, 2023 and 2022, 263,322 and 24,167 (725,000 before the Reverse Stock Split) shares reserved for future issuance upon the vesting of RSAs granted under the 2020 Plan were considered issued but not outstanding, respectively. See Note 12.